Form N-1A Supplement	Sep. 02, 2026
Defiance AI Hyperscale Leaders ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, dated July 13, 2026,
Prospectus and Statement of Additional Information,
each dated July 7, 2026

Effective August 24, 2026, the investment adviser, Tidal Investment LLC, has agreed to reduce the Fund’s unitary management fee from 0.75% to 0.35% of the Fund’s average daily net assets. The following changes to the Prospectuses and Statement of Additional Information apply:

In the Fund Summary section of the Prospectus, the table and text under the “Fees and Expenses of the Fund” heading is deleted in its entirety and replaced with the following: